UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2006

Check here if Amendment /_/; Amendment Number:  _______

     This Amendment (Check only one):   /_/ is a restatement.
                                        /_/ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Accipiter Capital Management, LLC
Address:  399 Park Avenue, 38th Floor
          New York, New York 10022

Form 13F File Number: 28-10741

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Gabe Hoffman
Title:  Managing Member
Phone:  212-705-8700

Signature, Place, and Date of Signing:

        /s/ Gabe Hoffman, New York, NY, February 14, 2007

Report Type (Check only one):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/_/ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/_/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                          1
                                                ---------------

Form 13F Information Table Entry Total:                    55
                                                ---------------

Form 13F Information Table Value Total:              $379,278
                                                ---------------
                                                   (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

          No.  Form 13F File Number     Name

          1    28-11738                 Gabe Hoffman
        -----  -----------------------  -----------------------

                                                     FORM 13F INFORMATION TABLE

                                                                                                               VOTING AUTHORITY
                                                                                                               ----------------
                             TITLE OF             VALUE     SHRS OR   SH/   PUT/   INVESTMENT    OTHER
  NAME OF ISSUER              CLASS      CUSIP   (X$1000)   PRN AMT   PRN   CALL   DISCRETION   MANAGERS     SOLE    SHARED   NONE
  --------------              -----      -----   --------   -------   ---   ----   ----------   --------     ----    ------   ----

ADVANCED MAGNETICS INC         COM    00753P103    10,977    183,816  S/H          OTHER           1                 183,816

AETNA INC NEW                  COM    00817Y108    10,830    250,800  S/H          OTHER           1                 250,800

ALTUS PHARMACEUTICALS INC      COM    02216N105     6,536    346,728  S/H          OTHER           1                 346,728

AMGEN INC                      COM    031162100     8,082    118,315  S/H          OTHER           1                 118,315

ARTES MEDICAL INC              COM    04301Q100       418     50,000  S/H          OTHER           1                  50,000

ASPREVA PHARMACEUTICALS CORP   COM    04538T109    16,807    818,645  S/H          OTHER           1                 818,645

AVANIR PHARMACEUTICALS      CL A NEW  05348P401        33     14,500  S/H          OTHER           1                  14,500

BIOMARIN PHARMACEUTICAL INC    COM    09061G101    12,260    748,007  S/H          OTHER           1                 748,007

BARR PHARMACEUTICALS INC       COM    068306109     5,192    103,600  S/H          OTHER           1                 103,600

BOSTON SCIENTIFIC CORP         COM    101137107     6,922    402,934  S/H          OTHER           1                 402,934

CADENCE PHARMACEUTICALS INC    COM    12738T100     2,433    197,501  S/H          OTHER           1                 197,501

CARRIAGE SVCS INC              COM    143905107     2,715    533,325  S/H          OTHER           1                 533,325

CELL THERAPEUTICS INC          COM    150934107       287    164,000  S/H          OTHER           1                 164,000

CENTENE CORP DEL               COM    15135B101    10,519    428,107  S/H          OTHER           1                 428,107

DAVITA INC                     COM    23918K108    14,358    252,429  S/H          OTHER           1                 252,429

DIALYSIS CORP AMER             COM    252529102     1,887    148,435  S/H          OTHER           1                 148,435

EMAGEON INC                    COM    29076V109     4,184    272,390  S/H          OTHER           1                 272,390

EMERGENCY MEDICAL SVCS CORP   CL A    29100P102    14,180    675,859  S/H          OTHER           1                 675,859

ENZO BIOCHEM INC               COM    294100102       745     52,200  S/H          OTHER           1                  52,200

GENTIUM SPA                 SPONSORED 37250B104     1,425     70,000  S/H          OTHER           1                  70,000
                               ADR

GENZYME CORP                   COM    372917104    17,675    287,019  S/H          OTHER           1                 287,019

GERON CORP                     COM    374163103       224     25,483  S/H          OTHER           1                  25,483

HEALTH NET INC                 COM    42222G108    14,111    290,000  S/H          OTHER           1                 290,000

HITECH PHARMACAL INC           COM    42840B101     1,295    106,390  S/H          OTHER           1                 106,390

HYTHIAM INC                    COM    44919F104       206     22,300  S/H          OTHER           1                  22,300

ICOS CORP                      COM    449295104    18,004    532,819  S/H          OTHER           1                 532,819

IMMTECH IPHARMACEUTICALS INC   COM    452519101       849    111,700  S/H          OTHER           1                 111,700

INDEVUS PHARMACEUTICALS INC    COM    454072109    11,758  1,656,087  S/H          OTHER           1               1,656,087

INTROGEN THERAPEUTICS INC      COM    46119F107       854    193,985  S/H          OTHER           1                 193,985

KINETIC CONCEPTS INC         COM NEW  49460W208     8,348    211,085  S/H          OTHER           1                 211,085

LIFEPOINT HOSPITALS INC        COM    53219L109    13,312    395,021  S/H          OTHER           1                 395,021

MEDCO HEALTH SOLUTIONS INC     COM    58405U102    13,894    260,000  S/H          OTHER           1                 260,000

MEDICIS PHARMACEUTICAL      CL A NEW  584690309    12,225    348,000  S/H          OTHER           1                 348,000
CORP

MEDIS TECHNOLOGIES LTD         COM    58500P107     1,343     77,221  S/H          OTHER           1                  77,221

MEDIVATION INC                 COM    58501N101     1,613    101,945  S/H          OTHER           1                 101,945

NEUROCHEM INC                  COM    64125K101     3,713    172,932  S/H          OTHER           1                 172,932

NEW RIV PHARMACEUTICALS INC    COM    648468205     3,354     61,300  S/H          OTHER           1                  61,300

NUTRI SYS INC NEW              COM    67069D108     6,339    100,000  S/H          OTHER           1                 100,000

NXSTAGE MEDICAL INC            COM    67072V103       184     22,000  S/H          OTHER           1                  22,000

ORCHID CELLMARK INC            COM    68573C107    13,508  4,357,407  S/H          OTHER           1               4,357,407

OSIRIS THERAPEUTICS INC        COM    68827R108     1,874     74,000  S/H          OTHER           1                  74,000

PENWEST PHARMACEUTICALS CO     COM    709754105    14,460    870,031  S/H          OTHER           1                 870,031

QUEST DIAGNOSTICS INC          COM    74834L100    12,863    242,700  S/H          OTHER           1                 242,700

REPLIDYNE INC                  COM    76028W107     3,421    596,051  S/H          OTHER           1                 596,051

ROTECH HEALTHCARE INC          COM    778669101       560    250,000  S/H          OTHER           1                 250,000

RURAL / METRO CORP             COM    781748108    17,357  2,137,604  S/H          OTHER           1               2,137,604

SANTARUS INC                   COM    802817304     1,499    191,494  S/H          OTHER           1                 191,494

SAVIENT PHARMACEUTICALS INC    COM    80517Q100     3,744    333,982  S/H          OTHER           1                 333,982

SONUS PHARMACEUTICALS INC      COM    835692104     4,331    708,911  S/H          OTHER           1                 708,911

SUNRISE SENIOR LIVING INC      COM    86768K106     6,049    196,911  S/H          OTHER           1                 196,911

TEVA PHARMECUTICAL INDS LTD    ADR    881624209     6,496    209,000  S/H          OTHER           1                 209,000

TRIMERIS INC                   COM    896263100    13,305  1,046,838  S/H          OTHER           1               1,046,838

UNIVERSAL AMERN FINL CORP      COM    913377107     7,241    388,474  S/H          OTHER           1                 388,474

VALERA PHARMACEUTICALS INC     COM    91914F100     6,118    755,350  S/H          OTHER           1                 755,350

VISTACARE INC                 CL A    92839Y109     6,361    626,692  S/H          OTHER           1                 626,692

